Document and Entity Information	0 Months Ended
Dec. 02, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 02, 2014
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Dec. 02, 2014
Document Effective Date	Dec. 02, 2014
Prospectus Date	Dec. 02, 2014
Class I, A, L Prospectus | Strategic Income Portfolio | Class I
Risk/Return:
Trading Symbol	MSIDX
Class I, A, L Prospectus | Strategic Income Portfolio | Class A
Risk/Return:
Trading Symbol	MSADX
Class I, A, L Prospectus | Strategic Income Portfolio | Class L
Risk/Return:
Trading Symbol	MSLSX
Class IS Prospectus | Strategic Income Portfolio | Class IS
Risk/Return:
Trading Symbol	MSTCX